UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2013

Date of reporting period:	12/31/2012

Item 1. Schedule of Investments

Prudential Stock Index Fund

Schedule of Investments

as of December 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Aerospace & Defense — 2.3%
36,284	Boeing Co. (The)	$ 2,734,362
17,512	General Dynamics Corp.	1,213,056
41,715	Honeywell International, Inc.	2,647,651
5,200	L-3 Communications Holdings, Inc.	398,424
14,456	Lockheed Martin Corp.	1,334,144
13,248	Northrop Grumman Corp.	895,300
7,800	Precision Castparts Corp.	1,477,476
18,444	Raytheon Co.	1,061,637
6,863	Rockwell Collins, Inc.(a)	399,221
14,334	Textron, Inc.	355,340
45,240	United Technologies Corp.	3,710,132

		16,226,743

Air Freight & Logistics — 0.7%
8,600	C.H. Robinson Worldwide, Inc.	543,692
10,300	Expeditors International of Washington, Inc.	407,365
15,916	FedEx Corp.	1,459,816
39,300	United Parcel Service, Inc. (Class B Stock)	2,897,589

		5,308,462

Airlines — 0.1%
37,974	Southwest Airlines Co.	388,854

Auto Components — 0.3%
6,300	BorgWarner, Inc.*(a)	451,206
14,400	Delphi Automotive PLC (United Kingdom)*	550,800
13,771	Goodyear Tire & Rubber Co. (The)*	190,178
36,056	Johnson Controls, Inc.	1,106,919

		2,299,103

Automobiles — 0.5%
204,838	Ford Motor Co.(a)	2,652,652
12,600	Harley-Davidson, Inc.	615,384

		3,268,036

Beverages — 2.3%
8,608	Beam, Inc.	525,863
8,130	Brown-Forman Corp. (Class B Stock)	514,222
208,864	Coca-Cola Co. (The)	7,571,320
15,600	Coca-Cola Enterprises, Inc.	494,988
7,500	Constellation Brands, Inc. (Class A Stock)*	265,425
11,800	Dr Pepper Snapple Group, Inc.(a)	521,324
8,394	Molson Coors Brewing Co. (Class B Stock)	359,179

8,400	Monster Beverage Corp.*	444,192
83,951	PepsiCo, Inc.	5,744,767

		16,441,280

Biotechnology — 1.6%
10,500	Alexion Pharmaceuticals, Inc.*	985,005
41,746	Amgen, Inc.	3,603,515
12,720	Biogen Idec, Inc.*	1,865,642
23,500	Celgene Corp.*	1,849,920
40,600	Gilead Sciences, Inc.*	2,982,070

		11,286,152

Building Products
19,726	Masco Corp.	328,635

Capital Markets — 1.9%
11,571	Ameriprise Financial, Inc.	724,692
62,838	Bank of New York Mellon Corp. (The)(a)	1,614,936
6,900	BlackRock, Inc.	1,426,299
57,611	Charles Schwab Corp. (The)(a)	827,294
11,720	E*Trade Financial Corp.*	104,894
7,214	Franklin Resources, Inc.	906,800
24,200	Goldman Sachs Group, Inc. (The)	3,086,952
22,800	Invesco Ltd.	594,852
6,400	Legg Mason, Inc.(a)	164,608
75,536	Morgan Stanley	1,444,248
11,962	Northern Trust Corp.	600,014
25,562	State Street Corp.	1,201,670
14,000	T. Rowe Price Group, Inc.	911,820

		13,609,079

Chemicals — 2.5%
11,632	Air Products & Chemicals, Inc.	977,321
3,800	Airgas, Inc.	346,902
3,500	CF Industries Holdings, Inc.	711,060
63,836	Dow Chemical Co. (The)(a)	2,063,179
49,544	E.I. du Pont de Nemours & Co.	2,227,994
8,386	Eastman Chemical Co.	570,667
14,382	Ecolab, Inc.	1,034,066
7,800	FMC Corp.	456,456
4,575	International Flavors & Fragrances, Inc.	304,420
19,500	LyondellBasell Industries NV (Class A Stock)	1,113,255
28,884	Monsanto Co.	2,733,871
15,400	Mosaic Co. (The)	872,102
8,074	PPG Industries, Inc.	1,092,816
16,258	Praxair, Inc.	1,779,438
4,416	Sherwin-Williams Co. (The)	679,269
6,732	Sigma-Aldrich Corp.	495,341

		17,458,157

Commercial Banks — 2.7%
37,658	BB&T Corp.	1,096,224
10,561	Comerica, Inc.(a)	320,421
50,673	Fifth Third Bancorp	769,723
13,543	First Horizon National Corp.	134,211
49,329	Huntington Bancshares, Inc.	315,212
52,835	KeyCorp	444,871
6,500	M&T Bank Corp.(a)	640,055
28,802	PNC Financial Services Group, Inc.	1,679,445
74,074	Regions Financial Corp.	527,407
28,283	SunTrust Banks, Inc.	801,823
101,995	U.S. Bancorp	3,257,720
264,816	Wells Fargo & Co.	9,051,411
10,400	Zions Bancorporation(a)	222,560

		19,261,083

Commercial Services & Supplies — 0.5%
12,600	ADT Corp. (The)	585,774
5,668	Avery Dennison Corp.(a)	197,926
5,400	Cintas Corp.(a)	220,860
9,472	Iron Mountain, Inc.	294,106
11,725	Pitney Bowes, Inc.(a)	124,754
16,475	Republic Services, Inc.	483,212
4,500	Stericycle, Inc.*	419,715
25,200	Tyco International Ltd.(Switzerland)	737,100
23,513	Waste Management, Inc.	793,329

		3,856,776

Communications Equipment — 1.9%
288,344	Cisco Systems, Inc.	5,665,959
4,300	F5 Networks, Inc.*	417,745
6,600	Harris Corp.	323,136
10,587	JDS Uniphase Corp.*	143,348
27,700	Juniper Networks, Inc.*	544,859
14,816	Motorola Solutions, Inc.	824,955
91,900	QUALCOMM, Inc.	5,699,638

		13,619,640

Computers & Peripherals — 4.9%
50,584	Apple, Inc.	26,962,790
80,340	Dell, Inc.	813,844
113,004	EMC Corp.*	2,859,001
106,802	Hewlett-Packard Co.	1,521,928
19,500	NetApp, Inc.*	654,225
12,500	SanDisk Corp.*	544,500
19,100	Seagate Technology PLC (Ireland)(a)	582,168
11,400	Western Digital Corp.	484,386

		34,422,842

Construction & Engineering — 0.2%
8,874	Fluor Corp.	521,259
7,400	Jacobs Engineering Group, Inc.*	315,018
10,700	Quanta Services, Inc.*	292,003

		1,128,280

Construction Materials
6,500	Vulcan Materials Co.	338,325

Consumer Finance — 0.9%
53,059	American Express Co.	3,049,831
31,766	Capital One Financial Corp.	1,840,205
28,418	Discover Financial Services	1,095,514
25,292	SLM Corp.	433,252

		6,418,802

Containers & Packaging — 0.1%
8,264	Ball Corp.(a)	369,814
5,310	Bemis Co., Inc.	177,673
9,800	Owens-Illinois, Inc.*	208,446
9,336	Sealed Air Corp.	163,473

		919,406

Distributors — 0.1%
8,299	Genuine Parts Co.	527,650

Diversified Consumer Services — 0.1%
6,400	Apollo Group, Inc. (Class A Stock)*(a)	133,888
13,620	H&R Block, Inc.	252,923

		386,811

Diversified Financial Services — 3.5%
582,895	Bank of America Corp.	6,761,582
158,715	Citigroup, Inc.	6,278,766
16,700	CME Group, Inc. (Class A Stock)	846,857
4,000	IntercontinentalExchange, Inc.*(a)	495,240
205,593	JPMorgan Chase & Co.	9,039,924
11,600	Leucadia National Corp.(a)	275,964
10,176	Moody’s Corp.	512,056
6,400	NASDAQ OMX Group, Inc. (The)	160,064
12,200	NYSE Euronext	384,788

		24,755,241

Diversified Telecommunication Services — 2.7%
308,031	AT&T, Inc.	10,383,725
33,508	CenturyLink, Inc.(a)	1,310,833
52,460	Frontier Communications Corp.(a)	224,529

154,333	Verizon Communications, Inc.	6,677,989
29,577	Windstream Corp.	244,897

		18,841,973

Electric Utilities — 1.9%
26,191	American Electric Power Co., Inc.	1,117,832
37,639	Duke Energy Corp.	2,401,368
17,162	Edison International	775,551
9,915	Entergy Corp.	632,081
46,212	Exelon Corp.	1,374,345
22,377	FirstEnergy Corp.	934,463
22,972	NextEra Energy, Inc.	1,589,433
17,200	Northeast Utilities	672,176
11,400	Pepco Holdings, Inc.(a)	223,554
6,000	Pinnacle West Capital Corp.	305,880
30,252	PPL Corp.	866,115
46,615	Southern Co. (The)	1,995,588
26,783	Xcel Energy, Inc.	715,374

		13,603,760

Electrical Equipment — 0.7%
24,893	Eaton Corp. PLC	1,349,201
39,050	Emerson Electric Co.	2,068,088
7,963	Rockwell Automation, Inc.	668,812
5,500	Roper Industries, Inc.	613,140

		4,699,241

Electronic Equipment, Instruments & Components — 0.4%
9,000	Amphenol Corp. (Class A Stock)	582,300
78,697	Corning, Inc.	993,156
8,400	FLIR Systems, Inc.	187,404
10,400	Jabil Circuit, Inc.	200,616
6,850	Molex, Inc.(a)	187,211
23,100	TE Connectivity Ltd. (Switzerland)	857,472

		3,008,159

Energy Equipment & Services — 1.8%
22,945	Baker Hughes, Inc.	937,074
13,000	Cameron International Corp.*	733,980
3,600	Diamond Offshore Drilling, Inc.(a)	244,656
12,700	Ensco PLC (Class A Stock)	752,856
13,200	FMC Technologies, Inc.*	565,356
49,222	Halliburton Co.	1,707,511
5,800	Helmerich & Payne, Inc.	324,858
16,400	Nabors Industries Ltd.*	236,980
23,100	National Oilwell Varco, Inc.	1,578,885
13,500	Noble Corp.	470,070
6,710	Rowan Cos. PLC (United Kingdom) (Class A Stock)*	209,822
71,741	Schlumberger Ltd.	4,970,934

		12,732,982

Food & Staples Retailing — 2.3%
23,108	Costco Wholesale Corp.	2,282,377
68,199	CVS Caremark Corp.	3,297,421
28,634	Kroger Co. (The)	745,057
12,700	Safeway, Inc.(a)	229,743
31,480	Sysco Corp.	996,657
46,278	Walgreen Co.	1,712,749
90,926	Wal-Mart Stores, Inc.	6,203,881
9,300	Whole Foods Market, Inc.	849,369

		16,317,254

Food Products — 1.7%
35,159	Archer-Daniels-Midland Co.	963,005
9,647	Campbell Soup Co.(a)	336,584
21,543	ConAgra Foods, Inc.	635,518
8,600	Dean Foods Co.*	141,986
35,344	General Mills, Inc.	1,428,251
17,114	H.J. Heinz Co.(a)	987,136
8,416	Hershey Co. (The)(a)	607,804
7,600	Hormel Foods Corp.	237,196
5,600	J.M. Smucker Co. (The)	482,944
13,470	Kellogg Co.	752,299
31,755	Kraft Foods Group, Inc. (Class A Stock)	1,443,900
7,000	McCormick & Co., Inc.	444,710
11,265	Mead Johnson Nutrition Co.	742,251
95,266	Mondelez International, Inc. (Class A Stock)	2,426,425
16,200	Tyson Foods, Inc. (Class A Stock)	314,280

		11,944,289

Gas Utilities — 0.1%
6,430	AGL Resources, Inc.	257,007
11,400	ONEOK, Inc.	487,350

		744,357

Healthcare Equipment & Supplies — 2.5%
84,974	Abbott Laboratories	5,565,797
29,274	Baxter International, Inc.(a)	1,951,405
10,712	Becton, Dickinson and Co.	837,571
82,872	Boston Scientific Corp.*	474,857
4,112	C.R. Bard, Inc.	401,907
12,386	CareFusion Corp.*	353,992
26,100	Covidien PLC	1,507,014
8,100	DENTSPLY International, Inc.	320,841
6,000	Edwards Lifesciences Corp.*	541,020
2,150	Intuitive Surgical, Inc.*	1,054,295
55,358	Medtronic, Inc.	2,270,785

17,164	St. Jude Medical, Inc.	620,307
15,200	Stryker Corp.	833,264
6,200	Varian Medical Systems, Inc.*	435,488
9,911	Zimmer Holdings, Inc.	660,667

		17,829,210

Healthcare Providers & Services — 1.9%
17,372	Aetna, Inc.(a)	804,324
13,100	AmerisourceBergen Corp.(a)	565,658
18,873	Cardinal Health, Inc.	777,190
15,191	Cigna Corp.	812,111
7,650	Coventry Health Care, Inc.	342,949
4,600	DaVita Inc.*	508,438
43,870	Express Scripts Holding Co.*	2,368,980
8,510	Humana, Inc.	584,041
5,400	Laboratory Corp. of America Holdings*(a)	467,748
12,976	McKesson Corp.	1,258,153
4,600	Patterson Cos., Inc.	157,458
8,400	Quest Diagnostics, Inc.	489,468
5,443	Tenet Healthcare Corp.*(a)	176,734
55,348	UnitedHealth Group, Inc.	3,002,076
16,700	WellPoint, Inc.	1,017,364

		13,332,692

Healthcare Technology — 0.1%
7,900	Cerner Corp.*(a)	613,356

Home Builders — 0.1%
15,200	D.R. Horton, Inc.	300,656
8,200	Lennar Corp. (Class A Stock)(a)	317,094
17,211	Pultegroup, Inc.*(a)	312,552

		930,302

Hotels, Restaurants & Leisure — 1.8%
24,100	Carnival Corp.	886,157
1,700	Chipotle Mexican Grill, Inc.*	505,682
6,753	Darden Restaurants, Inc.	304,358
16,400	International Game Technology	232,388
13,570	Marriott International, Inc. (Class A Stock)	505,754
54,130	McDonald’s Corp.	4,774,807
41,100	Starbucks Corp.	2,203,782
10,800	Starwood Hotels & Resorts Worldwide, Inc.	619,488
7,151	Wyndham Worldwide Corp.	380,505
4,300	Wynn Resorts Ltd.	483,707
24,664	Yum! Brands, Inc.	1,637,689

		12,534,317

Household Durables — 0.2%
4,900	Garmin Ltd. (Switzerland)(a)	200,018
4,000	Harman International Industries, Inc.	178,560
7,200	Leggett & Platt, Inc.	195,984
15,727	Newell Rubbermaid, Inc.	350,240
4,485	Whirlpool Corp.	456,349

		1,381,151

Household Products — 2.1%
7,132	Clorox Co. (The)	522,205
23,730	Colgate-Palmolive Co.	2,480,734
21,316	Kimberly-Clark Corp.	1,799,710
148,323	Procter & Gamble Co. (The)	10,069,649

		14,872,298

Independent Power Producers & Energy Traders — 0.1%
35,400	AES Corp. (The)	378,780
15,400	NRG Energy, Inc.	354,046

		732,826

Industrial Conglomerates — 2.4%
34,098	3M Co.	3,166,000
31,000	Danaher Corp.	1,732,900
568,472	General Electric Co.	11,932,227

		16,831,127

Insurance — 3.9%
18,500	ACE Ltd.	1,476,300
25,600	Aflac, Inc.(a)	1,359,872
26,208	Allstate Corp. (The)	1,052,775
78,701	American International Group, Inc.*	2,778,145
17,389	Aon PLC (United Kingdom)	966,828
5,000	Assurant, Inc.	173,500
98,600	Berkshire Hathaway, Inc. (Class B Stock)*	8,844,420
14,268	Chubb Corp.	1,074,666
8,507	Cincinnati Financial Corp.	333,134
28,100	Genworth Financial, Inc. (Class A Stock)*	211,031
23,353	Hartford Financial Services Group, Inc. (The)	524,041
14,551	Lincoln National Corp.	376,871
16,117	Loews Corp.	656,768
29,340	Marsh & McLennan Cos., Inc.	1,011,350
58,000	MetLife, Inc.	1,910,520
14,200	Principal Financial Group, Inc.	404,984
28,116	Progressive Corp. (The)(a)	593,248
26,000	Prudential Financial, Inc.(b)	1,386,580
4,622	Torchmark Corp.	238,819
20,711	Travelers Cos., Inc. (The)	1,487,464
15,526	Unum Group	323,251
17,500	XL Group PLC	438,550

		27,623,117

Internet & Catalog Retail — 1.0%
19,500	Amazon.com, Inc.*	4,897,230
4,800	Expedia, Inc.	294,960
3,100	NetFlix, Inc.*(a)	287,618
2,720	priceline.com, Inc.*	1,689,664
5,200	Tripadvisor, Inc.*(a)	218,192

		7,387,664

Internet Software & Services — 2.1%
10,100	Akamai Technologies, Inc.*	413,191
62,300	eBay, Inc.*	3,178,546
14,260	Google, Inc. (Class A Stock)*	10,115,616
8,100	VeriSign, Inc.*(a)	314,442
55,100	Yahoo!, Inc.*(a)	1,096,490

		15,118,285

IT Services — 3.7%
34,700	Accenture PLC (Class A Stock)	2,307,550
25,978	Automatic Data Processing, Inc.	1,481,006
15,900	Cognizant Technology Solutions Corp. (Class A Stock)*	1,177,395
8,351	Computer Sciences Corp.	334,457
12,900	Fidelity National Information Services, Inc.	449,049
7,300	Fiserv, Inc.*	576,919
57,534	International Business Machines Corp.	11,020,638
5,800	MasterCard, Inc. (Class A Stock)	2,849,424
17,725	Paychex, Inc.	551,956
16,400	SAIC, Inc.	185,648
9,200	Teradata Corp.*	569,388
9,271	Total System Services, Inc.	198,585
28,080	Visa, Inc. (Class A Stock)	4,256,366
31,252	Western Union Co. (The)	425,340

		26,383,721

Leisure Equipment & Products — 0.1%
6,354	Hasbro, Inc.(a)	228,109
19,113	Mattel, Inc.	699,918

		928,027

Life Sciences Tools & Services — 0.4%
19,398	Agilent Technologies, Inc.	794,154
9,852	Life Technologies Corp.*	483,536
5,170	PerkinElmer, Inc.	164,096
19,302	Thermo Fisher Scientific, Inc.	1,231,082
4,900	Waters Corp.*	426,888

		3,099,756

Machinery — 1.9%
35,056	Caterpillar, Inc.	3,140,316
9,616	Cummins, Inc.	1,041,894

21,480	Deere & Co.	1,856,302
10,162	Dover Corp.	667,745
2,800	Flowserve Corp.	411,040
23,636	Illinois Tool Works, Inc.	1,437,305
15,100	Ingersoll-Rand PLC	724,196
5,300	Joy Global, Inc.	338,034
18,564	PACCAR, Inc.	839,278
6,404	Pall Corp.(a)	385,905
8,338	Parker Hannifin Corp.	709,230
10,346	Pentair Ltd. (Switzerland)	508,506
3,442	Snap-On, Inc.	271,884
9,288	Stanley Black & Decker, Inc.	687,033
9,300	Xylem, Inc.	252,030

		13,270,698

Media — 3.5%
10,900	Cablevision Systems Corp. (Class A Stock)(a)	162,846
32,076	CBS Corp. (Class B Stock)	1,220,492
143,885	Comcast Corp. (Class A Stock)	5,378,421
34,100	DIRECTV*	1,710,456
13,100	Discovery Communications, Inc. (Class A Stock)*	831,588
13,989	Gannett Co., Inc.(a)	251,942
23,688	Interpublic Group of Cos., Inc. (The)	261,042
15,300	McGraw-Hill Cos., Inc. (The)	836,451
109,100	News Corp. (Class A Stock)	2,786,414
14,034	Omnicom Group, Inc.(a)	701,139
4,300	Scripps Networks Interactive, Inc. (Class A Stock)	249,056
16,381	Time Warner Cable, Inc.	1,592,069
51,474	Time Warner, Inc.	2,462,002
24,976	Viacom, Inc. (Class B Stock)	1,317,234
95,613	Walt Disney Co. (The)	4,760,571
300	Washington Post Co. (The) (Class B Stock)	109,563

		24,631,286

Metals & Mining — 0.7%
57,544	Alcoa, Inc.	499,482
5,218	Allegheny Technologies, Inc.	158,418
7,700	Cliffs Natural Resources, Inc.	296,912
51,692	Freeport-McMoRan Copper & Gold, Inc.	1,767,866
26,197	Newmont Mining Corp.	1,216,589
16,712	Nucor Corp.	721,624
7,909	United States Steel Corp.(a)	188,788

		4,849,679

Multiline Retail — 0.8%
4,124	Big Lots, Inc.*	117,369
14,300	Dollar General Corp. (Class C Stock)*	630,487
12,700	Dollar Tree, Inc.*	515,112
5,000	Family Dollar Stores, Inc.	317,050

6,784	J.C. Penney Co., Inc.(a)	133,713
12,300	Kohl’s Corp.	528,654
21,682	Macy’s, Inc.	846,031
8,600	Nordstrom, Inc.(a)	460,100
34,982	Target Corp.	2,069,885

		5,618,401

Multi-Utilities — 1.2%
12,469	Ameren Corp.	383,048
23,479	CenterPoint Energy, Inc.	451,971
14,500	CMS Energy Corp.(a)	353,510
15,651	Consolidated Edison, Inc.	869,257
31,104	Dominion Resources, Inc.	1,611,187
9,387	DTE Energy Co.	563,689
4,408	Integrys Energy Group, Inc.(a)	230,186
15,700	NiSource, Inc.	390,773
22,552	PG&E Corp.	906,139
27,094	Public Service Enterprise Group, Inc.(a)	829,076
6,400	SCANA Corp.(a)	292,096
12,098	Sempra Energy	858,232
11,900	TECO Energy, Inc.(a)	199,444
12,400	Wisconsin Energy Corp.	456,940

		8,395,548

Office Electronics — 0.1%
74,100	Xerox Corp.	505,362

Oil, Gas & Consumable Fuels — 8.9%
26,536	Anadarko Petroleum Corp.	1,971,890
21,148	Apache Corp.	1,660,118
12,000	Cabot Oil & Gas Corp.	596,880
28,300	Chesapeake Energy Corp.(a)	470,346
106,192	Chevron Corp.	11,483,603
66,557	ConocoPhillips(a)	3,859,640
12,900	CONSOL Energy, Inc.	414,090
22,000	Denbury Resources, Inc.*	356,400
20,600	Devon Energy Corp.	1,072,024
14,300	EOG Resources, Inc.	1,727,297
7,900	EQT Corp.	465,942
246,452	Exxon Mobil Corp.	21,330,421
16,134	Hess Corp.	854,457
33,180	Kinder Morgan, Inc.	1,172,249
38,078	Marathon Oil Corp.	1,167,472
18,389	Marathon Petroleum Corp.	1,158,507
10,000	Murphy Oil Corp.	595,500
7,900	Newfield Exploration Co.*	211,562
9,800	Noble Energy, Inc.	997,052
43,776	Occidental Petroleum Corp.	3,353,679
14,500	Peabody Energy Corp.(a)	385,845

33,828	Phillips 66	1,796,267
6,700	Pioneer Natural Resources Co.	714,153
9,600	QEP Resources, Inc.	290,592
8,900	Range Resources Corp.	559,187
17,800	Southwestern Energy Co.*(a)	594,698
35,884	Spectra Energy Corp.	982,504
7,600	Tesoro Corp.	334,780
29,500	Valero Energy Corp.	1,006,540
36,292	Williams Cos., Inc. (The)	1,188,200
9,764	WPX Energy, Inc.*	145,288

		62,917,183

Paper & Forest Products — 0.2%
23,984	International Paper Co.	955,523
9,435	MeadWestvaco Corp.	300,693

		1,256,216

Personal Products — 0.2%
24,244	Avon Products, Inc.	348,144
12,400	Estee Lauder Cos., Inc. (The) (Class A Stock)	742,264

		1,090,408

Pharmaceuticals — 5.2%
16,764	Allergan, Inc.	1,537,762
90,079	Bristol-Myers Squibb Co.	2,935,674
54,597	Eli Lilly & Co.	2,692,724
12,800	Forest Laboratories, Inc.*	452,096
9,507	Hospira, Inc.*	296,999
148,569	Johnson & Johnson(a)	10,414,687
164,133	Merck & Co., Inc.	6,719,605
22,800	Mylan, Inc.*	626,544
4,600	Perrigo Co.	478,538
397,723	Pfizer, Inc.	9,974,893
6,600	Watson Pharmaceuticals, Inc.*	567,600

		36,697,122

Professional Services — 0.1%
2,300	Dun & Bradstreet Corp. (The)(a)	180,895
5,930	Equifax, Inc.	320,932
7,900	Robert Half International, Inc.	251,378

		753,205

Real Estate Investment Trusts — 2.1%
21,700	American Tower Corp.	1,676,759
6,880	Apartment Investment & Management Co. (Class A Stock)	186,173
5,911	AvalonBay Communities, Inc.	801,472
8,200	Boston Properties, Inc.	867,642
17,300	Equity Residential	980,391

24,400	HCP, Inc.	1,102,392
13,100	Health Care REIT, Inc.	802,899
39,036	Host Hotels & Resorts, Inc.(a)	611,694
22,700	Kimco Realty Corp.(a)	438,564
8,000	Plum Creek Timber Co., Inc.	354,960
24,837	ProLogis, Inc.	906,302
7,900	Public Storage	1,145,184
16,389	Simon Property Group, Inc.	2,590,937
15,733	Ventas, Inc.	1,018,240
8,784	Vornado Realty Trust	703,423
29,459	Weyerhaeuser Co.(a)	819,549

		15,006,581

Real Estate Management & Development
16,400	CBRE Group, Inc. (Class A Stock)*	326,360

Road & Rail — 0.8%
57,018	CSX Corp.	1,124,965
17,511	Norfolk Southern Corp.	1,082,880
2,821	Ryder System, Inc.	140,853
25,458	Union Pacific Corp.	3,200,580

		5,549,278

Semiconductors & Semiconductor Equipment — 1.9%
32,724	Advanced Micro Devices, Inc.*(a)	78,538
17,700	Altera Corp.	609,588
16,400	Analog Devices, Inc.	689,784
66,088	Applied Materials, Inc.	756,047
26,800	Broadcom Corp. (Class A Stock)	890,028
2,000	First Solar, Inc.*(a)	61,760
268,988	Intel Corp.	5,549,222
9,120	KLA-Tencor Corp.	435,571
8,962	LAM Research Corp.*	323,797
11,600	Linear Technology Corp.	397,880
31,844	LSI Corp.*	225,455
9,700	Microchip Technology, Inc.(a)	316,123
54,516	Micron Technology, Inc.*	346,177
34,700	NVIDIA Corp.	426,463
10,700	Teradyne, Inc.*(a)	180,723
61,852	Texas Instruments, Inc.(a)	1,913,701
14,500	Xilinx, Inc.	520,550

		13,721,407

Software — 3.4%
26,540	Adobe Systems, Inc.*	1,000,027
12,820	Autodesk, Inc.*	453,187
8,500	BMC Software, Inc.*	337,110
19,558	CA, Inc.	429,885
9,900	Citrix Systems, Inc.*	650,925

17,700	Electronic Arts, Inc.*(a)	257,181
14,900	Intuit, Inc.	886,550
408,112	Microsoft Corp.	10,908,833
204,940	Oracle Corp.	6,828,601
10,400	Red Hat, Inc.*	550,784
6,750	Salesforce.com, Inc.*(a)	1,134,675
38,817	Symantec Corp.*	730,148

		24,167,906

Specialty Retail — 2.1%
4,200	Abercrombie & Fitch Co. (Class A Stock)	201,474
1,723	AutoNation, Inc.*	68,403
1,930	AutoZone, Inc.*	684,050
12,700	Bed Bath & Beyond, Inc.*	710,057
15,900	Best Buy Co., Inc.(a)	188,415
12,500	CarMax, Inc.*(a)	469,250
7,400	GameStop Corp. (Class A Stock)(a)	185,666
16,513	Gap, Inc. (The)	512,564
81,084	Home Depot, Inc. (The)	5,015,045
12,622	Limited Brands, Inc.	593,991
61,396	Lowe’s Cos., Inc.	2,180,786
6,300	O’Reilly Automotive, Inc.*	563,346
5,800	PetSmart, Inc.	396,372
12,700	Ross Stores, Inc.	687,705
39,325	Staples, Inc.(a)	448,305
6,000	Tiffany & Co.	344,040
39,964	TJX Cos., Inc.	1,696,472
5,900	Urban Outfitters, Inc.*	232,224

		15,178,165

Textiles, Apparel & Luxury Goods — 0.6%
15,000	Coach, Inc.	832,650
3,000	Fossil, Inc.*	279,300
39,752	NIKE, Inc. (Class B Stock)	2,051,203
3,200	Ralph Lauren Corp.	479,744
4,634	VF Corp.	699,595

		4,342,492

Thrifts & Mortgage Finance — 0.1%
26,800	Hudson City Bancorp, Inc.	217,884
20,200	People’s United Financial, Inc.	244,218

		462,102

Tobacco — 1.8%
109,079	Altria Group, Inc.	3,427,262
7,060	Lorillard, Inc.	823,690
90,179	Philip Morris International, Inc.	7,542,572
17,700	Reynolds American, Inc.(a)	733,311

		12,526,835

Trading Companies & Distributors — 0.2%
14,600	Fastenal Co.	681,674
3,174	W.W. Grainger, Inc.	642,322

		1,323,996

Wireless Telecommunication Services — 0.3%
15,100	Crown Castle International Corp.*	1,089,616
15,200	MetroPCS Communications, Inc.*	151,088
170,474	Sprint Nextel Corp.*	966,588

		2,207,292

	TOTAL LONG-TERM INVESTMENTS (cost $300,445,511)	688,536,743

SHORT-TERM INVESTMENTS — 9.7%
Affiliated Money Market Mutual Fund — 9.4%
66,738,723	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $66,738,723; includes $49,652,438 of cash collateral received for securities on loan)(c)(d)	66,738,723

Principal Amount (000)
U.S. TREASURY SECURITY — 0.3%
$ 2,000	U.S. Treasury Bill, 0.140%, 03/21/13 (cost $1,999,803)(e)(f)	1,999,848

	TOTAL SHORT-TERM INVESTMENTS (cost $68,738,526)(g)	68,738,571

	TOTAL INVESTMENTS — 106.9% (cost $369,184,037)	757,275,314
	LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (6.9%)	(48,567,588)

	NET ASSETS — 100.0%	$ 708,707,726

The following abbreviations are used in the portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,146,699; cash collateral of $49,652,438 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received the following business day and the Fund remained in compliance.
(b)	Affiliated security.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$379,753,312	$389,085,232	$(11,563,230)	$377,522,002

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and Lehman Brothers securities adjustments as of the most recent fiscal year end.

(h) Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at December 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2012	Unrealized Depreciation(1)
	Long Positions:
47	S&P 500 E-mini Futures	Mar. 2013	$3,381,637	$3,337,235	$(44,402)
45	S&P 500 Index Futures	Mar. 2013	16,121,313	15,976,125	(145,188)

					(189,590)

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of December 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$688,536,743	$—	$—
Affiliated Money Market Mutual Fund	66,738,723
U.S. Treasury Security	—	1,999,848	—
Other Financial Instruments*
Futures	(189,590)	—	—

Total	$755,085,876	$1,999,848	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 21, 2013

*	Print the name and title of each signing officer under his or her signature.